CONSECO SERIES TRUST
                             MONEY MARKET PORTFOLIO
                         GOVERNMENT SECURITIES PORTFOLIO
                             FIXED INCOME PORTFOLIO
                               BALANCED PORTFOLIO
                                EQUITY PORTFOLIO

                    Supplement Dated January 18, 2000 to the
                          Prospectus dated May 3, 1999



The following Schedule of Dividend Reinvestments replaces the existing Schedule of Dividend Reinvestments located on page 21 of the Conseco Series Trust prospectus dated May 3, 1999.

SCHEDULE OF DIVIDEND REINVESTMENTS

--------------------------------------------------------------------------------
FUND                                     DECLARED AND PAID
--------------------------------------------------------------------------------
Money Market Portfolio                   Daily
--------------------------------------------------------------------------------
Government Securities Portfolio          Monthly
--------------------------------------------------------------------------------
Fixed Income Portfolio                   Monthly
--------------------------------------------------------------------------------
Balanced Portfolio                       Quarterly
--------------------------------------------------------------------------------
Equity Portfolio                         Annually
--------------------------------------------------------------------------------